UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           --------------------------------------------------
Address:   280 Congress Street, 12th Floor
           --------------------------------------------------
           Boston, MA  02210
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Needham
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     617-772-4621
-           --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Robert Needham           Boston, MA                        8/14/2012
   --------------------------   ------------------------------    -----------
        [Signature]              [City, State]                      [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             32
                                               -------------

Form 13F Information Table Value Total:          $107,511

                                               -------------
                                               (in thousands)


List of Other Included Managers:  NONE

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMERICAN EAGLE OUTFITTERS NE COM              02553E106    6,393   324,000 SH       SOLE       0          324,000      0    0
AMERICAN INTL GROUP INC      COM NEW          026874784    3,110    96,900 SH       SOLE       0           96,900      0    0
APPLE INC                    COM              037833100    1,168     2,000 SH       SOLE       0            2,000      0    0
BEAM INC                     COM              073730103    1,214    19,428 SH       SOLE       0           19,428      0    0
CAESARS ENTMT CORP           COM              127686103    3,487   305,908 SH       SOLE       0          305,908      0    0
CANADIAN PAC RY LTD          COM              13645T100    1,560    21,300 SH       SOLE       0           21,300      0    0
CIT GROUP INC                COM NEW          125581801    2,031    57,000 SH       SOLE       0           57,000      0    0
CORELOGIC INC                COM              21871D103    8,653   472,600 SH       SOLE       0          472,600      0    0
EBAY INC                     COM              278642103    3,588    85,400 SH       SOLE       0           85,400      0    0
EQUINIX INC                  COM NEW          29444U502    7,711    43,900 SH       SOLE       0           43,900      0    0
EXPEDIA INC DEL              COM NEW          30212P303    1,803    37,500 SH       SOLE       0           37,500      0    0
FAIRPOINT COMMUNICATIONS INC COM NEW          305560302    1,614   262,494 SH       SOLE       0          262,494      0    0
GAP INC DEL                  COM              364760108    5,906   215,856 SH       SOLE       0          215,856      0    0
GEO GROUP INC                COM              36159R103    2,454   108,000 SH       SOLE       0          108,000      0    0
HOMESTREET INC               COM              43785V102    1,747    54,600 SH       SOLE       0           54,600      0    0
IAC INTERACTIVECORP          COM PAR $.001    44919P508    8,332   182,712 SH       SOLE       0          182,712      0    0
KNIGHT CAP GROUP INC         CL A COM         499005106    2,257   189,000 SH       SOLE       0          189,000      0    0
PHH CORP                     COM NEW          693320202      666    38,100 SH       SOLE       0           38,100      0    0
PRIMUS TELECOMMUNICATIONS GR COM              741929301   13,155   844,892 SH       SOLE       0          844,892      0    0
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297    1,171    73,900 SH       SOLE       0           73,900      0    0
PROSHARES TR II              ULTRASHRT EURO   74347W882    2,546   121,800 SH       SOLE       0          121,800      0    0
SCRIPPS NETWORKS INTERACT IN CL A COM         811065101    1,171    20,600 SH       SOLE       0           20,600      0    0
SIRIUS XM RADIO INC          COM              82967N108    3,274 1,769,600 SH       SOLE       0        1,769,600      0    0
SLM CORP                     COM              78442P106      632    40,200 SH       SOLE       0           40,200      0    0
SPRINT NEXTEL CORP           COM SER 1        852061100    3,446 1,057,100 SH       SOLE       0        1,057,100      0    0
TIVO INC                     COM              888706108    4,498   544,553 SH       SOLE       0          544,553      0    0
TOWERSTREAM CORP             COM              892000100      146    35,300 SH       SOLE       0           35,300      0    0
UNI PIXEL INC                COM NEW          904572203    6,969 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM              91911K102    3,695    82,500 SH  CALL SOLE       0           82,500      0    0
VIACOM INC NEW               CL B             92553P201    1,662    35,350 SH       SOLE       0           35,350      0    0
YAHOO INC                    COM              984332106    1,205    76,100 SH       SOLE       0           76,100      0    0
ZYNGA INC                    CL A             98986T108      247    45,421 SH       SOLE       0           45,421      0    0
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